Provision for Reclamation Liabilities	6 Months Ended
Jun. 30, 2023
Provision for Reclamation Liabilities [Abstract]
Provision for reclamation liabilities
10.	Provision for reclamation liabilities

($000s)	June 30, 2023	December 31, 2022
Beginning of the period	10,846	8,442
Disbursements	(870)	(4,519)
Environmental rehabilitation expense	-	6,851
Accretion	124	72
End of the period	10,100	10,846

Provision for reclamation liabilities – current	4,343	4,343
Provision for reclamation liabilities – long-term	5,757	6,503
	10,100	10,846

The estimate of the provision for reclamation obligations, as at June 30, 2023, was calculated using the estimated undiscounted cash flows of future reclamation costs of $10.8 million (December 31, 2022 - $11.5 million) and the expected timing of cash payments required to settle the obligations between 2023 and 2026. As at June 30, 2023, the discounted future cash outflows are estimated at $10.1 million (December 31, 2022 - $10.8 million). The nominal discount rate used to calculate the present value of the reclamation obligations was 4.5% at June 30, 2023 (4.07% - December 31, 2022). During the six months ended June 30, 2023, reclamation disbursements amounted to $0.9 million (six months ended June 30, 2022 - $0.7 million).

In 2022, the Company updated the closure plan for the Johnny Mountain mine site and charged an additional $6.6 million of rehabilitation expenses to the consolidated statements of operations and comprehensive income (loss).

In 2023, the Company placed $0.5 million on deposit as security for the reclamation obligations at KSM and 3 Aces. As at June 30, 2023, the Company has placed a total of $21.2 million (December 31, 2022 - $20.6 million) on deposit with financial institutions or with government regulators that are pledged as security against reclamation liabilities. The deposits are recorded on the consolidated statements of financial position as reclamation deposit. As at June 30, 2023, the Company had $10.3 million (December 31, 2022, $7.9 million) of uncollateralized surety bond, issued pursuant to arrangements with an insurance company, in support of environmental closure costs obligations related to the KSM and 3 Aces projects.